SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Supplemental Disclosure of Cash Flow Information	Interest and income taxes paid for the years ended December 31, were as follows:
	For the years ended December 31,
	2013	2012	2011

Interest paid	$30,343	$30,131	$26,866
Income taxes paid	1,214	1,014	316